Commitments And Contingencies (Narrative) (Details) - USD ($)			1 Months Ended		12 Months Ended
	Feb. 28, 2017	Jan. 14, 2015	Jan. 31, 2014	May 31, 2013	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments And Contingencies [Line Items]
Outstanding performance bonds					$ 1,185,875,000
Revenue value remaining from outstanding performance bonds					404,924,000
Proceeds from Legal Settlements		$ 5,309,000
Proceeds from Lines of Credit				$ 13,600,000
Gain (Loss) Related to Litigation Settlement			$ 10,500,000
Funds remitted			$ 3,100,000
Rent expense under long term operating lease arrangements					21,061,000	$ 21,697,000	$ 25,318,000
Surety Bond [Member] | Subsequent Event [Member]
Commitments And Contingencies [Line Items]
Aggregate demolition surety performance bond	$ 20,000,000
Discontinued Operations [Member]
Commitments And Contingencies [Line Items]
Outstanding performance bonds					41,082,000
Minimum [Member]
Commitments And Contingencies [Line Items]
Bids bond range					$ 1,000,000
Warranty periods					1 year
Maximum [Member]
Commitments And Contingencies [Line Items]
Bids bond range					$ 10,000,000
Warranty periods					3 years